Debt (Short-term) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Promissory notes payable	$ 274,890	$ 282,303
Interest expense	482,759	464,010	$ 94,000
Promissory Note [Member]
Short-term Debt [Line Items]
Interest expense	$ 116,000	117,000	$ 138,000
Bridge Loan [Member]
Short-term Debt [Line Items]
Debt instrument interest rate				2.00%
Debt instrument periodic payment	Monthly
Debt instrument maturity date				Jun. 30, 2014
Promissory notes payable				$ 435,000
Additional interest on accrued interest	2.00%
Additional interest on current interest expense	0.09%
Total principal and accrued interest balance	$ 576,000	$ 472,000